CAPITAL STOCK - Summarized Information About PSUs (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Mar. 20, 2020 shares	Dec. 20, 2019 shares	Mar. 21, 2019 shares	May 28, 2018 shares	May 22, 2018 shares	Mar. 21, 2018 shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards percentage based in total shareholder return (TSR)	0.00%	0.00%	0.00%	50.00%	100.00%	100.00%
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)							694,777	291,905	284,571
Weighted average fair value granted (in dollars per share) | $ / shares							$ 5.59	$ 14.28	$ 17.84
Forfeited/cancelled (in shares)							25,923	23,739	16,053
PSUs cancelled by performance factor (in shares)							346,887	401,319	2,125
PSUs settled (in shares)	0	0	0	2,125	115,480	217,860	0	0	335,465
Weighted average fair value per PSU settled (in dollars per share) | $ / shares							$ 0	$ 0	$ 15.87
Cash payment on settlement | $							$ 0	$ 0	$ 5,863
Target Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
PSUs settled (in shares)	346,887	30,161	371,158	4,250	115,480	217,860
Awards percentage based in total shareholder return (TSR)										100.00%